UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 2008

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW November 14,2008

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   65
Form 13F
Information Table Value Total: 507,850 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME	OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES/PRN AMT	SHARES/	PUT / CALL
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

	INVESTMENT	OTHER	VOTING

ACTIVISION INC   	COM	00507V109	 2,354 	 152,587 	SH		SOLE	01	 152,587
ADOBE SYSTEMS INC       COM	00724F101	 1,882 	 47,670 	SH		SOLE	01	 47,670
ALCOA INC               COM	013817101	 1,405 	 62,215 	SH		SOLE	01	 62,215
ALEXANDRIA REAL EST	COM	015271109	 64,757 575,621 	SH		SOLE	01	 575,621
AMER TOWER SYSTEMS	COM	029912201	 1,362 	 37,870 	SH		SOLE	01	 37,870
AMERICA MOVIL SAB SPONSORED ADR	02364W105	 2,578 	 55,600 	SH		SOLE	01	 55,600
AMERICAN INT GROUP      COM	026874107	 165 	 49,500 	SH		SOLE	01	 49,500
APACHE CORP             COM	037411105	 2,596 	 24,892 	SH		SOLE	01	 24,892
APPLE INC               COM	037833100	 307 	 2,701 		SH		SOLE	01	 2,701
BARRICK GOLD CORP       COM	067901108	 2,464 	 63,233 	SH		SOLE	01	 63,233
BOEING CO               COM	097023105	 1,090 	 19,000 	SH		SOLE	01	 19,000
BOSTON PROPERTIES IN	COM	101121101	 262 	 2,796 		SH		SOLE	01	 2,796
CATERPILLAR INC         COM	149123101	 1,562 	 26,205 	SH		SOLE	01	 26,205
CHINA MEDICAL TECH SPONSORED ADR169483104	 319 	 9,800 		SH		SOLE	01	 9,800
CIA SIDERURGICA ADRSPONSORED ADR20440W105	 1,339 	 62,999 	SH		SOLE	01	 62,999
CIA VALE DO RIO DOCSPONSORED ADR204412209	 1,465 	 76,479 	SH		SOLE	01	 76,479
CISCO SYSTEMS INC 	COM	17275R102	 1,466 	 65,000 	SH		SOLE	01	 65,000
COACH INc		COM   	189754104	 158 	 6,300 		SH		SOLE	01	 6,300
COCA COLA COMPANY       COM	191216100	 1,322 	 25,000 	SH		SOLE	01	 25,000
CVS CORP                COM	126650100	 1,939 	 57,600 	SH		SOLE	01	 57,600
DESARROLLADO-ADR  SPONSORED ADR	25030W100	 2,136 	 48,300 	SH		SOLE	01	 48,300
DIGITAL REALTY TRUST	COM	253868103	 99,491 2,105,637 	SH		SOLE	01	 2,105,637
DOUGLAS EMMETT INC	COM	25960P109	 39,160 1,697,428 	SH		SOLE	01	 1,697,428
DUPONT FABROS		COM	26613Q106	 16,159 1,059,592 	SH		SOLE	01	 1,059,592
EMBRAER EM BRAS AERSPONSORED ADR29081M102	 1,326 	 49,100 	SH		SOLE	01	 49,100
ENCANA CORP             COM	292505104	 1,998 	 29,400 	SH		SOLE	01	 29,400
ESSEX PROPERTY TRUST	COM	297178105	 11,311 95,585 		SH		SOLE	01	 95,585
FEDERAL REALTY INVS	COM	313747206	 183 	 2,134 		SH		SOLE	01	 2,134
FLUOR CORP NEW          COM	343412102	 306 	 5,500 		SH		SOLE	01	 5,500
FOCUS MEDIA HOLDINGSPONSORED ADR34415V109	 1,625 	 57,000 	SH		SOLE	01	 57,000
GAMESTOP CORP NEW    	COM	36467W109	 1,175 	 34,360 	SH		SOLE	01	 34,360
GAZPROM OAO      SPONSORED ADR	368287207	 328 	 10,588 	SH		SOLE	01	 10,588
GENERAL ELECTRIC CO     COM	369604103	 2,968 	 116,400 	SH		SOLE	01	 116,400
GOLDMAN SACHS GROUP     COM	38141G104	 1,203 	 9,400 		SH		SOLE	01	 9,400
HARLEY DAVIDSON INC	COM	412822108	 219 	 5,860 		SH		SOLE	01	 5,860
HOME PROPERTIES INC	COM	437306103	 69 	 1,198 		SH		SOLE	01	 1,198
INTEL CORPORATION	COM	458140100	 187 	 10,000 	SH		SOLE	01	 10,000
JOHNSON AND JOHNSON     COM	478160104	 1,455 	 21,000 	SH		SOLE	01	 21,000
JOY GLOBAL INC         	COM	481165108	 1,363 	 30,187 	SH		SOLE	01	 30,187
KIMCO REALTY CORP	COM	49446R109	 11,269 305,068 	SH		SOLE	01	 305,068
KOHLS CORPORATION	COM	500255104	 210 	 4,550 		SH		SOLE	01	 4,550
MERRILL LYNCH AND CO	COM	590188108	 173 	 6,834 		SH		SOLE	01	 6,834
NII HOLDINGS INC B      COM	62913F201	 1,062 	 28,000 	SH		SOLE	01	 28,000
ORACLE CORPORATION      COM	68389X105	 1,799 	 88,600 	SH		SOLE	01	 88,600
PERFECT WORLD ADR SPONSORED ADR	71372U104	 310 	 13,800 	SH		SOLE	01	 13,800
PETROLEO BRASIL-ADSPONSORED ADR	71654V408	 2,013 	 45,800 	SH		SOLE	01	 45,800
PHILIP MORRIS INTL      COM	718172109	 1,491 	 31,000 	SH		SOLE	01	 31,000
PROLOGIS		COM	743410102	 536 	 12,976 	SH		SOLE	01	 12,976
PUBLIC STORAGE		COM	74460D109	 17,399 175,726 	SH		SOLE	01	 175,726
QUALCOMM INC            COM	747525103	 1,616 	 37,602 	SH		SOLE	01	 37,602
REGENCY CENTERS CORP	COM	758849103	 20,027 300,304 	SH		SOLE	01	 300,304
RESEARCH IN MOTION      COM	760975102	 292 	 4,072 		SH		SOLE	01	 4,072
SALESFORCE.COM INC      COM	79466L302	 276 	 5,700 		SH		SOLE	01	 5,700
SCHLUMBERGER LTD        COM	806857108	 2,186 	 27,993 	SH		SOLE	01	 27,993
SHAW GROUP INC          COM	820280105	 768 	 25,000 	SH		SOLE	01	 25,000
SIMON PROPERTY GROUP	COM	828806109	 94,444 973,651 	SH		SOLE	01	 973,651
SPIRIT AEROSYS HLDG     COM	848574109	 948 	 59,000 	SH		SOLE	01	 59,000
TANGER FACTORY OUT	COM	875465106	 31,759 725,260 	SH		SOLE	01	 725,260
TAUBMAN CENTERS INC	COM	876664103	 39,741 794,823 	SH		SOLE	01	 794,823
TRANSOCEAN INC          COM	G90073100	 1,153 	 10,494 	SH		SOLE	01	 10,494
UNION PACIFIC CORP      COM	907818108	 348 	 4,886 		SH		SOLE	01	 4,886
VORNADO REALTY TRUST	COM	929042109	 1,482 	 16,300 	SH		SOLE	01	 16,300
WACHOVIA CORP		COM	929903102	 9 	 2,550 		SH		SOLE	01	 2,550
WAL-MART DE MEXICOSPONSORED ADR	93114W107	 2,054 	 60,685 	SH		SOLE	01	 60,685
WELLS FARGO CO NEW      COM	949746101	 1,032 	 27,500 	SH		SOLE	01	 27,500